Consolidated Statements of Operations and Comprehensive Loss - CAD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Expenses
Accounting and audit fees	$ 22,500	$ 17,250
Administrative fees	180,000	180,000
Advertising and promotion	2,957,845	1,277,230
Consulting fees	331,214	61,813
Filing, listing, and transfer agent fees	531,773	71,071
Foreign exchange	136,604	0
Insurance	41,272	14,727
Legal fees	448,504	50,644
Office	79,316	16,824
Salaries	125,835	0
Stock-based compensation	9,167,246	2,591,294
Travel and meals	476,006	78,167
Loss before other items	14,498,115	4,359,020
Flow-through premium recovery	(12,303)	(145,567)
Interest income	(307,877)	(99,336)
Gain on marketable securities	(187,500)	(25,000)
Net and Comprehensive Loss for the year	$ 13,990,435	$ 4,089,117
Basic Loss Per Share	$ 0.18	$ 0.09
Diluted Loss Per Share	$ 0.18	$ 0.09
Weighted Average Number of Common Shares Outstanding - Basic	76,891,921	45,863,073
Weighted Average Number of Common Shares Outstanding - Diluted	76,891,921	45,863,073